Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I (“VC I”)

Dividend Value Fund

Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016 to the Funds’

Prospectus dated October 1, 2015, as amended

All reference to Kathleen M. Anderson, Managing Director and Portfolio Manager with BlackRock Investment Management, LLC, a sub-adviser to the Dividend Value Fund, is hereby deleted.

In addition, in the section entitled “Fund Summary: Growth Fund – Investment Adviser,” the portfolio managers table is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Gregory J. Woodhams, CFA	2007	Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager
Justin M. Brown, CFA	2016	Vice President and Portfolio Manager
William Martin, CFA	2007	Senior Vice President and Senior Portfolio Manager
Lynette Pang, CFA	2007	Portfolio Manager
Keith Creveling, CFA	2007	Chief Investment Officer, Global and Non-U.S. Equity, Senior Vice President and Senior Portfolio Manager
Brent Puff	2008	Vice President and Senior Portfolio Manager
Ted Harlan, CFA	2014	Portfolio Manager

The information in the section entitled “Management – Investment Sub-Advisers” under the subheading American Century Investment Management, Inc. (“American Century”) with respect to the Growth Strategy team is deleted in its entirety and replaced with the following:

American Century’s Growth Strategy team is managed by Gregory J. Woodhams and Justin M. Brown. Mr. Woodhams, Chief Investment Officer, U.S. Growth Equity - Large Cap, Senior Vice President and Senior Portfolio Manager, has been a member of the growth strategy team since he joined American Century in September 1997. He is a CFA charterholder. Mr. Brown, Vice President and Portfolio Manager, has been a member of the team since 2016. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree in business administration and finance from Texas Christian University. He is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I (“VC I”)

Dividend Value Fund

Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 14, 2016 to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2015, as amended

All reference to Kathleen M. Anderson, Managing Director and Portfolio Manager with BlackRock Investment Management, LLC, a sub-adviser to the Dividend Value Fund, is hereby deleted. In addition, all reference to E.A. Prescott LeGard, Vice President and Senior Portfolio Manager with American Century Investment Management, Inc. (“American Century”) is hereby deleted.

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Growth Fund is supplemented as follows:

Fund	Sub-adviser	Portfolio Manager	Other Accounts (As of May 31, 2015)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($millions)	No. of Accounts	Assets ($millions)

Growth Fund	American Century	Justin M. Brown *	7	10.4	2	296.9	4	1,000

*	Information provided as of January 6, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.